Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Present value	£ 12,423	£ 13,025
Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,840	1,997
Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,261	1,397
Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	9,322	9,631
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	11,562	12,077
Pension Schemes | Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,785	1,928
Pension Schemes | Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,259	1,394
Pension Schemes | Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	8,518	8,755
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	861	948
Healthcare Schemes | Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	55	69
Healthcare Schemes | Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	2	3
Healthcare Schemes | Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	£ 804	£ 876